Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net revenue	$ 1,022,851	$ 1,179,620	$ 3,997,490	$ 2,894,390	$ 4,299,717	$ 1,212,870
Cost of revenue	1,404,562	1,418,213	4,771,151	4,160,743	5,300,037	1,495,042
Gross margin (loss)	(381,711)	(238,593)	(773,661)	(1,266,353)	(1,000,320)	(282,172)
Operating expenses
Research and development	234,965	322,946	686,131	708,396	983,528	257,431
Marketing	646,520	1,812,400	4,016,051	8,049,579	9,626,982	2,854,904
Stock based compensation	626,568	2,151,900	3,848,578	5,662,389	9,661,168	6,861,163
Impairment of goodwill					1,035,795
Impairment of intangible assets	249,586		257,117	93,791
General and administrative	3,837,469	2,385,135	11,397,989	5,457,258	11,060,927	6,027,665
Total operating expenses	5,595,108	6,672,381	20,205,866	19,971,413	32,368,400	16,001,163
Loss from operations	(5,976,819)	(6,910,974)	(20,979,527)	(21,237,766)	(33,368,720)	(16,283,335)
Other income (expenses)
Other income		123,710	99	123,710	396,223	512,071
Interest expense	(673,694)	(59,859)	(707,950)	(319,290)	(372,106)	(1,376,902)
Accretion of debt discount and issuance cost	(1,884,679)	(2,176,651)	(2,531,687)	(3,028,015)	(3,612,669)	(4,303,072)
Derivative expense				(100,502)	(100,502)
Change in derivative liability		(833,456)	3,729	(1,096,287)	(1,096,287)	3,019,457
Impairment of investment			(50,000)	(62,733)	(589,461)	(11,450)
Impairment of debt security						(50,000)
Settlement of vendor liabilities			(2,867)	92,909	59,792	(126,087)
Loss on marketable securities	(11,415)		(11,646)			(7,453)
Gain (loss) on extinguishment of debt	(979,738)	137,109	(832,482)	423,118	1,025,555	(5,586,482)
Gain on forgiveness of debt				279,022	279,022	470
Other expenses, net	(3,549,526)	(2,809,147)	(4,132,804)	(3,688,068)	(4,010,433)	(7,929,448)
Loss before income tax provision	(9,526,345)	(9,720,121)	(25,112,331)	(24,925,834)	(37,379,153)	(24,212,783)
Equity in net loss from equity method investment		(16,413)		(16,413)
Income tax provision
Net loss	(9,526,345)	(9,736,534)	(25,112,331)	(24,942,247)	(37,379,153)	(24,212,783)
Non-controlling interest in net loss	299,903	(60,477)	1,285,661	(60,045)	86,251
Net Loss attributable to Creatd, Inc.	(9,226,442)	(9,797,011)	(23,826,670)	(25,002,292)	(37,292,902)	(24,212,783)
Deemed dividend	(221,829)		(303,557)	(410,750)	(410,750)	(3,135,702)
Inducement expense
Net loss attributable to common shareholders	(9,448,271)	(9,797,011)	(24,130,227)	(25,413,042)	(37,703,652)	(27,348,485)
Comprehensive loss
Net loss	(9,526,345)	(9,736,534)	(25,112,331)	(24,942,247)	(37,379,153)	(24,212,783)
Currency translation gain (loss)	(36,110)	(8,436)	(65,719)	(16,299)	(41,038)	(31,239)
Comprehensive loss	$ (9,562,455)	$ (9,744,970)	$ (25,178,050)	$ (24,958,546)	$ (37,420,191)	$ (24,244,022)
Per-share data
Basic and diluted loss per share (in Dollars per share)	$ (0.45)	$ (0.71)	$ (1.23)	$ (2.2)	$ (2.98)	$ (5.68)
Weighted average number of common shares outstanding (in Shares)	21,030,188	13,710,111	19,669,411	11,563,150	12,652,470	4,812,153